UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-21293
Nuveen Multi-Strategy Income & Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund (JPC)
September 30, 2007

Shares	Description (1)	Value

	Common Stocks – 38.8% (25.2% of Total Investments)

	Aerospace & Defense – 0.6%

22,910	Boeing Company	$2,405,321
12,930	Finmeccanica SpA	376,679
17,656	Lockheed Martin Corporation	1,915,499
19,000	Orbital Sciences Corporation, (2)	422,560
43,900	Thales S.A.	2,573,453
12,730	United Technologies Corporation	1,024,510

	Total Aerospace & Defense	8,718,022

	Airlines – 0.1%

42,100	Lufthansa AG	1,210,855
2,000	Ryanair Holdings PLC, (2)	83,020

	Total Airlines	1,293,875

	Auto Components – 0.4%

5,630	Aftermarket Tech, (2)	178,696
40,810	Aisin Seiki Company Limited	1,630,766
9,980	Cooper Tire & Rubber	243,512
8,910	Johnson Controls, Inc.	1,052,360
23,950	Magna International Inc., Class A	2,306,625

	Total Auto Components	5,411,959

	Automobiles – 0.7%

24,530	Daimler-Chrysler AG, (2)	2,457,906
37,480	Honda Motor Company Limited	1,250,333
28,310	Nissan Motor	566,483
88,350	Nissan Motor	885,308
1,140	S.A. D’Ieteren N.V	508,791
18,840	Toyota Motor Corporation	2,201,642
3,640	Volkswagen AG	164,437
70,300	Yamaha Motor Company Limited	1,793,227

	Total Automobiles	9,828,127

	Beverages – 1.2%

99,780	Coca Cola Amatil Limited	796,858
48,470	Coca-Cola Company	2,785,571
28,640	Coca-Cola Enterprises Inc.	693,661
25,540	Diageo PLC, Sponsored ADR	2,240,624
54,690	Fomento Economico Mexicano S.A.B.	2,045,406
66,280	Heineken N.V.	4,349,440
8,270	Molson Coors Brewing Company, Class B	824,271
17,960	Pepsi Bottling Group, Inc.	667,573
41,410	SABMiller PLC	1,179,369

	Total Beverages	15,582,773

	Biotechnology – 0.6%

69,500	Amgen, Inc., (2)	3,931,615
17,770	Cephalon, Inc., (2)	1,298,276
23,340	Genzyme Corporation, (2)	1,446,146
4,090	Invitrogen Corporation, (2)	334,276
6,940	Novo-Nordisk A/S	840,018

	Total Biotechnology	7,850,331

	Capital Markets – 1.3%

5,460	Ameriprise Financial, Inc.	344,581
188,000	Babcock & Brown Limited	4,582,595
22,910	Bank of New York Company, Inc.	1,011,247
2,020	BlackRock Inc.	350,288
18,270	Credit Suisse Group	1,213,031
15,040	Deutsche Bank AG	1,930,986
60,300	Invesco PLC	1,646,190
105,390	Investec PLC	1,104,014
58,550	JPMorgan Chase & Co.	2,682,761
5,560	Marketaxess, (2)	83,400
20,480	SEI Investments Company	558,694
16,470	UBS AG	877,028

	Total Capital Markets	16,384,815

	Chemicals – 1.0%

570	Agrium, Inc.	30,997
15,280	Air Products & Chemicals, Inc.	1,493,773
14,260	Ashland, Inc.	858,595
940	Bayer AG	74,824
6,350	CF Industries Holdings, Inc.	482,029
8,080	Lubrizol Corporation	525,685
207,300	Mitusi Chemicals	2,059,194
38,670	Mosaic Company, (2)	2,069,618
67,230	Shin-Etsu Chemical Company Limited	4,647,249
7,830	Syngenta AG	339,274
14,060	Terra Industries, Inc., (2)	439,516

	Total Chemicals	13,020,754

	Commercial Banks – 1.9%

16,050	Allied Irish Banks	777,944
14,880	Allied Irish Banks	360,708
74,260	Allianz SE, ADR	1,728,030
91,180	Banco Bilbao Vizcaya Argentaria S.A.	2,122,670
12,960	Banco Bradesco S.A., ADR	380,635
40,870	Banco Santander Central S.A.	789,200
7,970	BANK OF IRELAND	148,311
24,090	Bank of Montreal	1,577,413
12,170	Bank of Nova Scotia	638,925
39,640	Barclays PLC	1,927,297
59,110	Barclays PLC	720,191
780	Canadian Imperial Bank of Commerce	77,953
17,570	Colonial BancGroup, Inc.	379,863
31,950	Credit Agricole S.A.	1,232,373
130,600	DnB NOR ASA	2,003,361
34,900	ICICI Bank Limited, ADR	1,839,928
17,510	Kookmin Bank	1,435,645
24,160	Lloyds TSB Group PLC, Sponsored ADR	1,074,154
2,600	National Bank of Greece S.A.	165,724
27,250	National Bank of Greece S.A.	351,798
11,460	Northern Trust Corporation	759,454
21,070	PNC Financial Services Group, Inc.	1,434,867
4,860	Prosperity Bancshares, Inc.	161,158
154,690	Royal Bank of Scotland, PLC, (2)	1,661,601
70	Shinhan Financial Group Company Limited	8,981
4,990	SVB Financial Group, (2)	236,326
20,920	Sydbank A/S	910,366
3,960	UMB Financial Corporation	169,726
3,840	Wintrust Financial Corporation	163,930

	Total Commercial Banks	25,238,532

	Commercial Services & Supplies – 0.8%

327,800	Allied Waste Industries, Inc., (2)	4,179,450
22,400	Apollo Group, Inc., (2)	1,347,360
5,140	CLARCOR, Inc.	175,839
3,576	Consolidated Graphics, Inc., (2)	224,537
3,250	CSG Systems International, Inc., (2)	69,063
6,100	Dun and Bradstreet, Inc.	601,521
170,960	Michael Page International PLC	1,442,858
11,120	Republic Services, Inc.	363,735
293,300	Toppan Printing Company Limited	3,020,710

	Total Commercial Services & Supplies	11,425,073

	Communications Equipment – 0.6%

1,630	Comtech Telecom Corporation, (2)	87,189
100,120	Corning Incorporated	2,467,958
13,810	Juniper Networks, Inc., (2)	505,584
79,780	Nokia Oyj, Sponsored ADR	3,026,055
5,800	Polycom, Inc., (2)	155,788
28,970	QUALCOMM, Inc.	1,224,272
6,470	Tandberg ASA	155,712

	Total Communications Equipment	7,622,558

	Computers & Peripherals – 0.7%

23,241	Apple, Inc., (2)	3,568,423
18,860	Dell, Inc., (2)	520,536
40,100	Hewlett-Packard Company	1,996,579
8,270	International Business Machines Corporation (IBM)	974,206
8,090	NCR Corporation, (2)	402,882
44,023	Network Appliance, Inc., (2)	1,184,659
7,520	Novatel Wireless, (2)	170,328
9,980	SanDisk Corporation, (2)	549,898

	Total Computers & Peripherals	9,367,511

	Construction & Engineering – 0.6%

315,280	AMEC PLC	4,779,912
6,140	Fluor Corporation	884,037
114,200	JGC Corporation	2,202,176

	Total Construction & Engineering	7,866,125

	Construction Materials – 0.0%

2,050	Cemex S.A. de CV, Sponsored ADR, (2)	61,336
1,790	Texas Industries, Inc.	140,515

	Total Construction Materials	201,851

	Consumer Finance – 0.2%

11,180	MasterCard, Inc.	1,654,305
45,600	Takefuji Corporation	905,132
35,920	Western Union Company	753,242

	Total Consumer Finance	3,312,679

	Distributors – 0.1%

82,910	Jardine Cycle & Carriage Limited	1,032,538

	Diversified Consumer Services – 0.1%

12,370	ITT Educational Services, Inc., (2)	1,505,305

	Diversified Financial Services – 0.5%

15,280	CIT Group, Inc.	614,256
30,160	Credit Suisse Group, (2)	2,000,513
22,400	Eaton Vance Corporation	895,104
3,780	Fortis	111,305
23,160	ING Group N.V., Sponsored ADR	1,026,220
14,060	Nasdaq Stock Market, Inc., (2)	529,781
19,090	State Street Corporation	1,301,174

	Total Diversified Financial Services	6,478,353

	Diversified Telecommunication Services – 1.9%

38,190	AT&T, Inc.	1,615,819
430	Brasil Telecom	32,087
15,830	BT Group PLC	994,599
10,700	Cbeyond, Inc., (2)	436,453
106,600	Chunghwa Telecom Co., Ltd., Sponsored ADR	1,969,968
19,700	France Telecom S.A., Sponsored ADR	658,768
145,650	KT Corporation, Sponsored ADR	3,648,533
389,550	Nippon Telegraph and Telephone Corporation, ADR	9,064,829
7,770	Portugal Telecom S.A.	109,091
14,940	Royal KPN Nederland PTT N.V	259,508
59,090	Telecom Argentina S.A., (2)	1,450,660
39,324	Telecom Corporation of New Zealand, Limited	666,942
39,031	Telecom Corporation of New Zealand, Limited	132,212
24,830	Telefonica S.A.	2,080,257
54,110	Telefonos de Mexico S.A. de C.V., Series L	1,778,596

	Total Diversified Telecommunication Services	24,898,322

	Electric Utilities – 2.3%

33,600	Ameren Corporation	1,764,000
6,390	Black Hills Corporation	262,118
263,700	Centrais Electricas Brasileiras S.A., ADR	3,698,393
1,080	CPFL Energia S.A.	62,888
11,450	DPL Inc.	300,677
40,600	E.ON AG	2,491,622
35,370	Edison International	1,961,267
9,640	El Paso Electric Company, (2)	222,973
9,940	Enel S.p.A, Sponsored ADR	560,318
15,810	FPL Group, Inc.	962,513
100,500	IDACORP, Inc.	3,290,370
245,500	Korea Electric Power Corporation, Sponsored ADR	5,683,325
34,370	PG&E Corporation	1,642,886
4,740	Pike Electric Corporation, (2)	88,922
148,600	PNM Resources Inc.	3,459,408
73,060	Progress Energy, Inc.	3,422,861
66,390	Reliant Energy Inc., (2)	1,699,584

	Total Electric Utilities	31,574,125

	Electrical Equipment – 0.4%

36,840	ABB Limted	970,165
2,880	Acuity Brands Inc.	145,382
59,420	Emerson Electric Co.	3,162,332
18,930	Nikon Corporation	650,969

	Total Electrical Equipment	4,928,848

	Electronic Equipment & Instruments – 0.7%

3,944	Itron Inc., (2)	367,068
4,390	LG Philips LCD Company Limited, Sponsored ADR, (2)	105,097
32,500	MEMC Electronic Materials, (2)	1,912,950
4,360	Mettler-Toledo International Inc., (2)	444,720
60,500	Tech Data Corporation, (2)	2,427,260
11,640	Tektronix Inc.	322,894
3,737	Teledyne Technologies Inc., (2)	199,518
69,070	Thermo Fisher Scientific, Inc., (2)	3,986,720

	Total Electronic Equipment & Instruments	9,766,227

	Energy Equipment & Services – 0.7%

19,630	Dresser Rand Group, Inc., (2)	838,397
43,600	Global Industries, Limited, (2)	1,123,136
8,260	Matrix Service Company, (2)	173,047
30,850	National-Oilwell Varco Inc., (2)	4,457,825
10,600	Technip	947,715
23,110	Tidewater Inc.	1,452,232
4,250	Trico Marine Services Inc., (2)	126,650

	Total Energy Equipment & Services	9,119,002

	Food & Staples Retailing – 0.4%

18,600	Casino Guichard-Perrachon S.A.	1,950,477
3,660	Koninklijke Ahold N.V., (2)	55,083
24,190	Kroger Co.	689,899
50,180	Marks and Spencer Group PLC	631,923
3,820	Nash Finch Company	152,151
38,820	Safeway Inc.	1,285,330

	Total Food & Staples Retailing	4,764,863

	Food Products – 1.2%

52,490	ConAgra Foods, Inc.	1,371,564
17,555	Flowers Foods Inc.	382,699
33,350	H.J. Heinz Company	1,540,770
198,950	Jeronimo Martins SGPS	1,222,716
6,050	Kellogg Company	338,800
22,230	Monsanto Company	1,906,000
460	Nestle S.A.	51,486
147,000	Smithfield Foods, Inc., (2)	4,630,500
98,450	Tingyi Holding Corporation	151,971
166,000	Tyson Foods, Inc., Class A	2,963,100
70,840	Unilever PLC	2,243,503

	Total Food Products	16,803,109

	Gas Utilities – 0.3%

1,440	BG PLC	124,452
4,850	E.ON AG	896,710
27,740	Energen Corporation	1,584,509
2,640	Gas Natural SDG	149,074
28,820	Questar Corporation	1,513,915

	Total Gas Utilities	4,268,660

	Health Care Equipment & Supplies – 0.4%

20,050	Alfresa Holdings Corporation	1,279,472
29,100	Baxter International Inc.	1,637,748
23,714	Express Scripts, Inc., (2)	1,323,715
2,970	Lifecell Corporation, (2)	111,583
109,400	Paramount Bed Company Limited	1,468,635
4,602	Surmodics Inc., (2)	225,544

	Total Health Care Equipment & Supplies	6,046,697

	Health Care Providers & Services – 0.4%

6,060	Coventry Health Care, Inc., (2)	376,993
31,500	Humana Inc., (2)	2,201,220
6,570	Mentor Corporation	302,549
24,223	Wellcare Health Plans Inc., (2)	2,553,831

	Total Health Care Providers & Services	5,434,593

	Hotels, Restaurants & Leisure – 0.2%

5,340	Bally Technologies, Inc., (2)	189,196
15,300	Choice Hotels International, Inc.	576,351
24,360	McDonald’s Corporation	1,326,889
13,910	Multimedia Games, Inc., (2)	118,513

	Total Hotels, Restaurants & Leisure	2,210,949

	Household Durables – 0.5%

460	Koninklijke Philips Electronics N.V.	20,672
78,750	Matsushita Electric Industrial Co., Ltd., ADR	1,460,813
30,821	Newell Rubbermaid Inc.	888,261
24,940	PPR	4,692,207

	Total Household Durables	7,061,953

	Household Products – 0.6%

39,640	Colgate-Palmolive Company	2,827,125
146,000	KAO Corporation	4,359,727
13,947	Kimberly-Clark Corporation	979,916

	Total Household Products	8,166,768

	Independent Power Producers & Energy Traders – 0.1%

22,910	NRG Energy Inc., (2)	968,864

	Industrial Conglomerates – 0.4%

25,390	General Electric Company	1,051,146
250,340	Keppel Corporation	2,426,722
16,460	Siemens AG, Sponsored ADR	2,259,135
3,330	Teleflex Inc.	259,474

	Total Industrial Conglomerates	5,996,477

	Insurance – 1.1%

1,830	Aegon N.V.	34,825
27,475	AFLAC Incorporated	1,567,174
11,160	Amtrust Financial Services, Inc.	169,297
17,180	Aon Corporation	769,836
13,440	Arch Capital Group Limited, (2)	1,000,070
25,770	AXA-UAP	1,149,600
8,910	Axis Capital Holdings Limited	346,688
254,800	Benfield Group, Limited	1,511,829
8,570	Delphi Financial Group, Inc.	346,399
3,970	Fairfax Financial Holdings Limited	968,680
24,490	HCC Insurance Holdings Inc.	701,394
48,197	Philadelphia Consolidated Holding Corporation, (2)	1,992,464
6,550	Power Financial Corporation	273,287
9,010	Seabright Insurance Holdings Inc., (2)	153,801
8,120	Security Capital Assurance Limited	185,461
22,140	Sun Life Financial Inc.	1,161,243
5,914	Tower Group Inc.	154,829
3,870	Universal American Financial Corporation, (2)	88,555
66,930	WR Berkley Corporation	1,983,136
1,280	ZURICH Financial Services AG	383,973

	Total Insurance	14,942,541

	Internet & Catalog Retail – 0.1%

20,450	Amazon.com, Inc., (2)	1,904,918

	Internet Software & Services – 0.1%

17,340	Chordiant Software, Inc., (2)	240,332
36,000	eBay Inc., (2)	1,404,720
4,110	Open Text Corporation, (2)	106,737

	Total Internet Software & Services	1,751,789

	IT Services – 0.2%

34,150	Accenture Limited	1,374,538
12,400	CGI Group Inc., (2)	141,360
7,320	Convergys Corporation, (2)	127,075
12,710	FactSet Research Systems Inc.	871,271
11,820	Savvis Inc., (2)	458,380

	Total IT Services	2,972,624

	Leisure Equipment & Products – 0.3%

19,150	Canon Inc.	1,039,654
34,730	Fuji Photo Film Co., Ltd.	1,605,505
8,040	FujiFilm Holdings Corporation, ADR	368,714
16,550	Hasbro, Inc.	461,414
11,940	Marvel Entertainment Inc., (2)	279,874
7,890	Sturm, Ruger, & Company, (2)	141,310

	Total Leisure Equipment & Products	3,896,471

	Life Sciences Tools & Services – 0.0%

7,990	Illumina Inc., (2)	414,521

	Machinery – 1.0%

58,130	ABB Limited	1,524,750
115,720	AGCO Corporation, (2)	5,875,104
20,646	Harsco Corporation	1,223,688
29,760	ITT Industries Inc.	2,021,597
30,760	Manitowoc Company Inc.	1,362,053
156,840	Mitsui Engineering & Shipbuilding Company Limited	888,894
3,727	Parker Hannifin Corporation	416,790
8,580	RBC Bearings Inc., (2)	329,043
3,300	Robbins & Myers, Inc.	189,057
1,780	Volvo AB	30,883

	Total Machinery	13,861,859

	Marine – 0.2%

181,660	Kawasaki Kisen Kaisha Limited	2,668,005

	Media – 0.8%

56,590	DIRECTV Group, Inc., (2)	1,374,005
47,270	Echostar Communications Corporation, (2)	2,212,709
42,860	McGraw-Hill Companies, Inc.	2,182,003
54,400	Scholastic Corporation, (2)	1,896,384
19,700	Shaw Communication Inc.	489,348
7,180	Thomson Corporation	301,057
46,460	Walt Disney Company	1,597,759
8,370	WPP Group PLC	564,975

	Total Media	10,618,240

	Metals & Mining – 4.4%

770	Agnico-Eagle Mines, Limited	38,346
6,700	Alumina Limited, Sponsored ADR	169,510
67,765	Anglo American PLC, ADR	2,266,729
199,200	AngloGold Ashanti Limited, Sponsored ADR	9,340,488
204,700	Apex Silver Mines Limited, (2)	3,981,415
213,500	Barrick Gold Corporation	8,599,780
9,290	BHP Billiton PLC	668,044
3,680	Compass Minerals International, Inc.	125,267
148,530	Cookson Group	2,318,697
235,600	Crystallex International Corporation, (2)	746,852
11,450	Freeport-McMoRan Copper & Gold, Inc.	1,200,991
169,800	Gabriel Resources, Limited, (2)	430,198
251,900	Gold Fields Limited	4,556,871
1,504,600	Lihir Gold Limited, (2)	5,260,321
500,810	Mitsubishi Materials	3,113,031
204,000	Moto Goldmines, Limited, (2)	607,088
183,700	Newmont Mining Corporation	8,216,901
58,800	NovaGold Resources Inc., (2)	970,788
496,500	Orezone Resources Inc., (2)	923,490
4,280	Rio Tinto PLC, Sponsored ADR	1,469,752
132,270	SSAB Svenskt Stal AB	4,895,392

	Total Metals & Mining	59,899,951

	Multiline Retail – 0.5%

15,850	Big Lots, Inc., (2)	472,964
34,540	Costco Wholesale Corporation	2,119,720
39,520	Dollar Tree Stores Inc., (2)	1,602,141
19,060	Family Dollar Stores, Inc.	506,234
15,180	Kohl’s Corporation, (2)	636,936
12,800	Target Corporation	813,696

	Total Multiline Retail	6,151,691

	Multi-Utilities – 0.3%

47,210	National Grid Group PLC	757,278
138,900	Puget Energy, Inc.	3,398,883

	Total Multi-Utilities	4,156,161

	Oil, Gas & Consumable Fuels – 3.0%

1,080	Acergy S.A., Sponsored ADR	32,076
60,500	Arch Coal Inc.	2,041,270
5,240	Bill Barrett Corporation, (2)	206,508
123,120	BP Amoco PLC	8,538,372
37,550	Chesapeake Energy Corporation	1,324,013
10,180	Chevron Corporation	952,644
9,410	China Petroleum and Chemical Corporation	1,158,465
30,200	Eni S.p.A., Sponsored ADR	2,227,552
9,980	EOG Resources, Inc.	721,853
15,280	Equitable Resources Inc.	792,574
21,410	Frontier Oil Corporation	891,512
10,910	Hess Corporation	725,842
13,530	Murphy Oil Corporation	945,612
52,600	Nexen Inc.	1,606,404
2,980	Norsk Hydro ASA	129,183
79,500	Peabody Energy Corporation	3,805,665
8,656	Pioneer Drilling Company, (2)	105,430
36,610	Repsol YPF S.A.	1,299,655
98,080	Royal Dutch Shell PLC, Class B, Sponsored ADR	8,052,368
8,090	St Mary Land and Exploration Company	288,570
56,750	StatoilHydro ASA	1,924,960
7,985	Sunoco, Inc.	565,178
21,120	Total S.A., Sponsored ADR	1,711,354
12,072	Valero Energy Corporation	810,997

	Total Oil, Gas & Consumable Fuels	40,858,057

	Paper & Forest Products – 0.3%

10,520	Aracruz Celulose S.A.	774,167
6,570	Buckeye Technologies Inc., (2)	99,470
7,730	Potlatch Corporation	348,082
17,950	Rayonier Inc.	862,318
8,400	Stora Enso Oyj, R Shares	163,619
55,210	Votorantim Celulose e Papel S.A.	1,580,110

	Total Paper & Forest Products	3,827,766

	Personal Products – 0.0%

9,430	Herbalife, Limited	428,688
3,400	Oriflame Cosmetics	206,297

	Total Personal Products	634,985

	Pharmaceuticals – 1.3%

9,650	Abraxis Bioscience Inc., (2)	220,310
17,900	Astellas Pharma Inc.	858,651
115,620	AstraZeneca Group	5,789,093
2,330	Doctor Reddy’s Labortories Limited, Sponsored ADR	38,119
6,790	Eli Lilly and Company	386,555
6,720	GlaxoSmithKline PLC, ADR	357,504
20,870	H. Lundbeck A/S	566,870
98,000	Kissei Pharaceuticals Company Limited	1,774,605
34,110	Merck & Co. Inc.	1,763,146
1,480	Novo Nordisk A/S	178,634
189,800	Patheon Inc., (2)	591,545
9,310	Pozen Inc., (2)	102,969
88,770	Sanofi-Aventis, ADR	3,765,623
35,760	Shionogi & Company Limited	551,351
17,880	Warner Chilcott Limited, (2)	317,728

	Total Pharmaceuticals	17,262,703

	Real Estate/Mortgage – 0.5%

119,090	CFX Retail Property Trust	252,562
548,950	DB RREEF Trust	979,093
3,180	Essex Property Trust Inc.	373,873
7,046	LaSalle Hotel Properties	296,496
8,480	Lexington Corporate Properties Trust	169,685
13,561	SL Green Realty Corporation	1,583,518
10,931	Tanger Factory Outlet Centers	443,689
21,703	Taubman Centers Inc.	1,188,239
719,470	Wing Tai Holdings Limited	1,869,508

	Total Real Estate/Mortgage	7,156,663

	Real Estate Management & Development – 0.0%

11,430	IMMOFINANZ AG	142,613
94,390	New World Development Company, Limited	262,267

	Total Real Estate Management & Development	404,880

	Road & Rail – 0.4%

31,360	Canadian National Railways Company	1,787,520
15,970	Canadian Pacific Railway Limited	1,122,531
33,430	Hertz Global Holdings, Inc., (2)	759,530
14,730	Landstar System	618,218
5,090	Union Pacific Corporation	575,475

	Total Road & Rail	4,863,274

	Semiconductors & Equipment – 0.9%

14,310	ASM Lithography Holding N.V., (2)	474,424
86,010	ASM Lithography Holding N.V., (2)	2,826,289
14,960	Intel Corporation	386,866
243,470	Micron Technology, Inc., (2)	2,702,517
3,460	Monolithic Power Systems, Inc., (2)	87,884
67,920	National Semiconductor Corporation	1,841,990
10,730	Semtech Corporation, (2)	219,750
56,580	STMicroelectronics N.V.	947,715
161,720	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	1,636,606
27,370	Teradyne Inc., (2)	377,706
23,050	Trident Microsystems Inc., (2)	366,265
9,040	Zoran Corporation, (2)	182,608

	Total Semiconductors & Equipment	12,050,620

	Software – 0.6%

7,170	Ansys Inc., (2)	244,999
9,075	Aspen Technology Inc., (2)	129,954
43,550	Autodesk, Inc., (2)	2,176,194
12,378	Blackbaud, Inc.	312,421
6,270	Blackboard, Inc., (2)	287,417
32,650	Business Objects S.A., (2)	1,465,006
28,000	Cadence Design Systems, Inc., (2)	621,320
17,110	Cognos Inc., (2)	710,578
42,040	Intuit Inc., (2)	1,273,812
6,210	SPSS Inc., (2)	255,479
23,580	Synopsys Inc., (2)	638,546

	Total Software	8,115,726

	Specialty Retail – 0.3%

6,865	Aeropostale, Inc., (2)	130,847
29,610	American Eagle Outfitters, Inc.	779,039
19,090	Gap, Inc.	352,020
5,430	Gymboree Corporation, (2)	191,353
2,610	Hennes & Mauritz AB	165,451
3,150	J. Crew Group Inc., (2)	130,725
5,210	Luxottica Group S.p.A.	176,619
10,780	PetSmart Inc.	343,882
53,180	RadioShack Corporation	1,098,699
19,620	Sony Corporation	942,937

	Total Specialty Retail	4,311,572

	Textiles, Apparel & Luxury Goods – 0.1%

3,780	Deckers Outdoor Corporation, (2)	415,044
1,100	Gildan Activewear Inc, Sponsored ADR, (2)	43,329
8,258	Guess Inc.	404,887
7,640	VF Corporation	616,925

	Total, Textiles Apparel & Luxury Goods	1,480,185

	Thrifts & Mortgage Finance – 0.0%

42,630	Hudson City Bancorp, Inc.	655,644

	Tobacco – 0.3%

10,640	British American Tobacco PLC	765,867
7,800	Imperial Tobacco Group	715,728
260	Japan Tobacco, Inc.	1,428,280
34,550	UST Inc.	1,713,675

	Total Tobacco	4,623,550

	Trading Companies & Distributors – 0.0%

2,660	W.W. Grainger, Inc.	242,565

	Transportation Infrastructure – 0.2%

630,470	Macquarie Airports	2,433,592

	Wireless Telecommunication Services – 0.0%

7,200	China Unicom Limited, WI/DD	150,043
1,390	Mobile Telesystems, Sponsored ADR	96,341

	Total Wireless Telecommunication Services	246,384

	Total Common Stocks (cost $496,896,485)	526,557,575

Shares	Description (1)	Coupon	Ratings (3)	Value

	Convertible Preferred Securities – 1.8% (1.2% of Total Investments)

	Automobiles – 0.4%

27,250	General Motors Corporation, Convertible Bonds	1.500%	B-	$770,085
63,700	General Motors Corporation, Convertible Notes, Senior Debentures, Series B	5.250%	B-	1,356,173
119,500	General Motors Corporation	6.250%	B-	2,926,555

	Total Automobiles			5,052,813

	Capital Markets – 0.0%

4,900	Affiliated Managers Group Inc., Convertible Bond	5.100%	BB	278,075

	Commercial Banks – 0.1%

14,750	Sovereign Capital Trust IV, Convertible Security	4.375%	Baa1	632,775
8,250	Washington Mutual, Inc., Unit 1 Trust	5.375%	A3	396,083

	Total Commercial Banks			1,028,858

	Communications Equipment – 0.7%

8,400	Lucent Technologies Capital Trust I	7.750%	B1	8,064,000

	Containers & Packaging – 0.0%

12,500	Owens-Illinois, Inc., Convertible Bonds	4.750%	B-	562,500

	Electric Utilities – 0.1%

18,850	Centerpoint Energy Inc.	2.000%	BBB-	651,268
6,500	CMS Energy Corporation, Convertible Bonds	4.500%	Ba2	572,813

	Total Electric Utilities			1,224,081

	Food Products – 0.0%

4,750	Bunge Limited, Convertible Bonds	4.875%	BB	637,094

	Independent Power Producers & Energy Traders – 0.1%

500	NRG Energy Inc., Convertible Bond	4.000%	B2	1,079,765

	Metals & Mining – 0.1%

800	Freeport McMoran Copper & Gold, Inc.	5.500%	B-	1,826,300

	Oil, Gas & Consumable Fuels – 0.1%

7,750	Chesapeake Energy Corporation	5.000%	B	862,358
550	El Paso Corporation	4.990%	B	777,631

	Total Oil, Gas & Consumable Fuels			1,639,989

	Real Estate – 0.1%

20,550	HRPT Properties Trust, Preferred Convertible Bonds	6.500%	BBB-	472,034
9,050	Simon Property Group, Inc., Series I	6.000%	BBB+	727,892

	Total Real Estate			1,199,926

	U.S. Agency – 0.1%

19	Federal National Mortgage Association	5.375%	AA-	1,862,986

	Total Convertible Preferred Securities (cost $23,292,082)			24,456,387

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 46.8% (30.2% of Total Investments)

	Capital Markets – 6.2%

229,904	BNY Capital Trust V, Series F	5.950%	Aa3	$5,248,708
148,300	Compass Capital Trust III	7.350%	A2	3,668,942
7,000	CSFB USA, Series 2002-10 (SATURNS)	7.000%	Aa1	172,480
946,417	Deutsche Bank Capital Funding Trust II	6.550%	Aa3	22,572,045
34,200	First Union Institutional Capital II (CORTS)	8.200%	A1	929,898
3,900	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	85,449
4,400	Goldman Sachs Group Inc. (SATURNS)	5.750%	AA-	93,676
4,800	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	105,072
40,400	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A1	869,004
7,400	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	160,432
521,588	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	11,730,514
3,300	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%	A2	75,834
106,161	Merrill Lynch Preferred Capital Trust III	7.000%	A1	2,622,177
122,400	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	3,051,432
346,000	Merrill Lynch Preferred Capital Trust V	7.280%	A1	8,615,400
314,334	Morgan Stanley Capital Trust III	6.250%	A1	7,204,535
456,907	Morgan Stanley Capital Trust IV	6.250%	A1	10,380,927
305,429	Morgan Stanley Capital Trust VII	6.600%	A2	7,000,433

	Total Capital Markets			84,586,958

	Commercial Banks – 8.7%

72,670	ABN AMRO Capital Fund Trust V	5.900%	A1	1,558,045
73,600	ASBC Capital I	7.625%	A3	1,832,640
28,685	BAC Capital Trust I	7.000%	Aa2	716,551
80,855	BAC Capital Trust II	7.000%	Aa2	2,006,821
281,200	BAC Capital Trust III	7.000%	Aa2	6,990,632
2,200	BAC Capital Trust IV	5.875%	Aa2	49,500
1,200	BAC Capital Trust VIII	6.000%	Aa2	27,072
5,000	BAC Capital Trust X	6.250%	Aa2	116,300
334,086	Banco Santander Series 144A	6.800%	Aa3	7,757,076
201,906	Banco Santander, 144A	6.500%	A	4,675,396
13,731	Banco Santander	6.410%	Aa3	304,691
9,100	BancorpSouth Capital Trust I	8.150%	Baa1	228,774
231,600	Banesto Holdings, Series A, 144A	10.500%	A1	6,984,199
81,700	Bank One Capital Trust VI	7.200%	Aa3	2,049,036
4,000,000	BNP Paribas	7.195%	AA-	3,990,604
300	Capital One Capital II Corporation	7.500%	Baa1	7,392
217,300	Citizens Funding Trust I	7.500%	Baa2	5,104,377
107,000	Cobank ABC, 144A, (8)	7.000%	A	5,257,231
338,400	Fleet Capital Trust VIII	7.200%	Aa2	8,487,072
759,620	HSBC Finance Corporation	6.875%	AA-	18,838,576
16,860	HSBC Holdings PLC, Series A	6.200%	A1	378,676
137,400	KeyCorp Capital Trust IX	6.750%	Baa1	3,233,022
539,400	National City Capital Trust II	6.625%	A3	11,408,310
47,900	National City Capital Trust IV	0.000%	A2	1,202,530
43,550	PNC Capital Trust	6.125%	A2	987,714
13,129	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	277,022
91,395	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	2,051,818
100,000	Royal Bank of Scotland PLC, Series T	7.250%	Aa3	2,510,000
192,827	USB Capital Trust XI	6.600%	A1	4,527,578
30,060	VNB Capital Trust I	7.750%	A3	754,205
130,248	Wachovia Capital Trust IX	6.375%	A1	3,004,821
169,217	Wachovia Trust IV	6.375%	A1	3,952,909
80,735	Wells Fargo Capital Trust V	7.000%	Aa2	2,011,109
86,002	Wells Fargo Capital Trust VII	5.850%	Aa2	1,952,245
81,400	Zions Capital Trust B	8.000%	BBB-	2,048,838

	Total Commercial Banks			117,282,782

	Computers & Peripherals – 0.0%

4,447	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	111,019

	Diversified Financial Services – 4.1%

63,130	BAC Capital Trust XII	6.875%	Aa3	1,590,876
70,400	Citigroup Capital Trust VII	7.125%	Aa2	1,761,408
241,654	Citigroup Capital Trust VIII	6.950%	Aa2	5,918,106
30,600	Citigroup Capital XIV	6.875%	Aa2	761,940
367,800	CitiGroup Capital XIX	7.250%	Aa2	9,412,002
68,755	Citigroup Capital XV	6.500%	Aa3	1,617,118
54,800	Citigroup Capital XVI	6.450%	Aa2	1,282,868
19,000	Citigroup Capital XVII	6.350%	Aa2	436,050
11,000	General Electric Capital Corporation	6.050%	AAA	266,640
564,518	ING Group N.V.	7.200%	A1	13,746,013
786,475	ING Group N.V.	7.050%	A	19,016,966
6,300	ING Group N.V.	6.200%	A1	136,143

	Total Diversified Financial Services			55,946,130

	Diversified Telecommunication Services – 0.3%

67,000	AT&T Inc.	6.375%	A	1,595,940
21,900	BellSouth Capital Funding (CORTS)	7.100%	A	470,850
18,300	BellSouth Corporation (CORTS)	7.000%	A	431,194
17,500	Verizon Communications (CORTS)	7.625%	A	441,875
22,600	Verizon Communications (CORTS)	7.375%	A	574,492
3,700	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A+	87,875
1,800	Verizon Global Funding Corporation Trust III, Series III (CORTS)	6.250%	A	42,345
13,900	Verizon New England Inc., Series B	7.000%	A3	345,415

	Total Diversified Telecommunication Services			3,989,986

	Electric Utilities – 0.6%

22,200	DTE Energy Trust I	7.800%	Baa3	563,658
40,670	Entergy Louisiana LLC	7.600%	A-	1,017,563
135,100	FPL Group Capital Inc.	6.600%	A3	3,261,314
500	Georgia Power Company	5.750%	A	11,255
6,600	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	149,490
4,900	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	112,602
134,400	Virginia Power Capital Trust	7.375%	Baa2	3,372,096

	Total Electric Utilities			8,487,978

	Food Products – 0.2%

27,100	Dairy Farmers of America Inc., 144A, (8)	7.875%	BBB-	2,834,492

	Insurance – 10.1%

556,210	Ace Ltd., Series C	7.800%	BBB	14,216,728
9,156	Aegon N.V.	6.875%	A-	218,554
976,600	Aegon N.V., (8)	6.375%	A-	21,729,350
1,000,000	AMBAC Finanacial Group Inc.	0.000%	Aa3	865,501
5,867	AMBAC Financial Group Inc.	5.950%	AA	130,541
25,700	Arch Capital Group Limited, Series B	7.785%	BBB-	643,785
408,100	Arch Capital Group Limited	8.000%	BBB-	10,426,955
14,700	Berkley WR Corporation, Capital Trust II	6.750%	BBB-	343,833
1,221,100	Delphi Financial Group, Inc.	8.000%	BBB+	31,174,683
3,000,000	Everest Reinsurance Holdings, Inc.	6.600%	Baa1	2,787,321
322,955	EverestRe Capital Trust II	6.200%	Baa1	7,017,812
113,400	EverestRe Group Limited	7.850%	Baa1	2,852,010
82,200	Financial Security Assurance Holdings	6.250%	AA	1,869,228
3,500	Lincoln National Capital Trust VI	6.750%	A-	84,350
1,800	Markel Corporation	7.500%	BBB-	45,324
809,050	PartnerRe Limited, Series C	6.750%	BBB+	18,689,055
82,200	PLC Capital Trust III	7.500%	BBB+	2,040,204
33,600	PLC Capital Trust IV	7.250%	BBB+	828,912
7,600	PLC Capital Trust V	6.125%	BBB+	166,440
47,900	Protective Life Corporation	7.250%	BBB	1,183,130
37,400	Prudential PLC	6.750%	A	897,600
377,051	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	8,970,043
75,000	RenaissanceRe Holdings Ltd	6.600%	BBB	1,587,750
341,200	XL Capital Ltd, Series B	7.625%	Baa1	8,471,996

	Total Insurance			137,241,105

	Media – 2.9%

27,900	CBS Corporation	7.250%	BBB	696,663
410,172	CBS Corporation	6.750%	BBB	9,417,549
580,200	Comcast Corporation	7.000%	BBB+	14,475,990
605,900	Viacom Inc.	6.850%	BBB	14,444,656

	Total Media			39,034,858

	Oil, Gas & Consumable Fuels – 0.9%

477,800	Nexen Inc.	7.350%	Baa3	11,945,000

	Real Estate/Mortgage – 10.8%

10,300	AvalonBay Communities, Inc., Series H	8.700%	BBB	268,315
15,266	BRE Properties, Series C	6.750%	BBB-	343,027
658,185	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	16,665,244
74,900	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	1,801,345
73,000	Duke Realty Corporation, Series L	6.600%	BBB	1,661,480
36,828	Duke-Weeks Realty Corporation	6.950%	BBB	859,934
389,370	Equity Residential Properties Trust, Series N	6.480%	BBB	8,827,018
267,400	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	6,382,838
232,400	HRPT Properties Trust, Series B	8.750%	BBB-	5,884,368
652,100	HRPT Properties Trust, Series C	7.125%	BBB-	16,054,702
456,287	Kimco Realty Corporation, Series F	6.650%	BBB+	10,768,373
32,982	Prologis Trust, Series C	8.540%	BBB	1,957,277
12,500	Prologis Trust, Series G	6.750%	BBB	289,250
2,000	PS Business Parks, Inc., Series K	7.950%	BBB-	50,300
51,900	Public Storage, Inc., Series E	6.750%	BBB+	1,177,092
15,000	Public Storage, Inc., Series F	6.450%	BBB+	328,350
8,259	Public Storage, Inc., Series H	6.950%	BBB+	192,682
149,400	Public Storage, Inc., Series I	7.250%	BBB+	3,670,758
1,700	Public Storage, Inc., Series K	7.250%	BBB+	41,480
226,441	Public Storage, Inc., Series M	6.625%	BBB+	5,015,668
32,300	Public Storage, Inc., Series V	7.500%	BBB+	809,761
228,400	Public Storage, Inc.	6.750%	BBB+	5,184,680
319,900	Realty Income Corporation, Series E	6.750%	BBB-	7,517,650
216,495	Regency Centers Corporation	7.450%	BBB-	5,293,303
9,100	Regency Centers Corporation	7.250%	BBB-	221,767
7,000	Simon Property Group, Inc., Series G	7.890%	BBB	349,020
1,000	Vornado Realty Trust, Series F	6.750%	BBB-	22,260
16,800	Vornado Realty Trust, Series G	6.625%	BBB-	375,984
3,400	Vornado Realty Trust, Series H	6.750%	BBB-	76,364
54,200	Vornado Realty Trust, Series I	6.625%	BBB-	1,203,240
1,113,245	Wachovia Preferred Funding Corporation	7.250%	A2	28,988,900
628,830	Weingarten Realty Trust, Preferred Securities	6.750%	A-	14,714,622

	Total Real Estate/Mortgage			146,997,052

	Thrifts & Mortgage Finance – 1.9%

99,700	Countrywide Capital Trust III (PPLUS)	8.050%	BBB	2,078,745
1,107,335	Countrywide Capital Trust IV	6.750%	BBB	21,316,199
121,978	Countrywide Capital Trust V	7.000%	BBB	2,348,077

	Total Thrifts & Mortgage Finance			25,743,021

	Wireless Telecommunication Services – 0.1%

33,900	United States Cellular Corporation	8.750%	A-	856,653

	Total $25 Par (or similar) Preferred Securities (cost $675,518,671)			635,057,034

Principal		Weighted Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 10.3% (6.6% of Total Investments) (4)

	Airlines – 0.1%

$995	American Airlines, Term Loan	7.414%	12/17/10	BB-	$974,843
998	Delta Air Lines, Term Loan, WI/DD	TBD	TBD	B	969,238

1,993	Total Airlines				1,944,081

	Auto Components – 0.1%

1,500	Federal Mogul Corporation, Term Loan A (11)	6.890%	12/31/07	N/R	1,494,375

	Building Products – 0.6%

2,588	Building Materials Corporation of America	8.125%	2/22/14	BB	2,390,684
2,992	Nortek, Inc., Term Loan B	7.610%	8/27/11	Ba2	2,887,558
997	Stile Acquisition Corporation, Term Loan B	7.360%	4/05/13	BB	940,954
998	Stile Acquisition Corporation, Term Loan B	7.360%	4/05/13	BB	942,559
990	TFS Acquisition, Term Loan	8.698%	8/11/13	B+	965,250

8,565	Total Building Products				8,127,005

	Chemicals – 0.2%

1,000	Celanese Corporation, Term Loan C, WI/DD	TBD	TBD	BB	981,953
2,000	Hercules Inc., Term Loan B	7.110%	7/11/13	BB	1,972,500

3,000	Total Chemicals				2,954,453

	Commercial Services & Supplies – 0.2%

2,509	Aramark Corporation, Term Loan	7.198%	1/24/14	BB-	2,468,965
179	Aramark, Letter of Credit	7.198%	1/24/14	BB-	176,459

2,688	Total Commercial Services & Supplies				2,645,424

	Containers & Packaging – 0.1%

342	Bluegrass Container Company LLC, 1st Lien Term Loan	7.617%	6/30/13	BB	340,504
1,143	Bluegrass Container Company, LLC, Term Loan B	7.581%	6/30/13	BB	1,137,999

1,485	Total Containers & Packaging				1,478,503

	Diversified Consumer Services – 0.3%

1,500	Laureate Education Inc., Term Loan, WI/DD	TBD	TBD	B1	1,456,875
2,000	Thomson Learning Center, Term Loan	7.950%	7/05/14	B+	1,943,334

3,500	Total Diversified Consumer Services				3,400,209

	Diversified Telecommunication Services – 0.1%

1,510	Intelsat, Ltd., Term Loan B	7.360%	7/01/13	BB+	1,494,126

	Electric Utilities – 0.3%

4,478	Calpine Corporation	7.448%	3/29/09	N/R	4,425,729

	Energy Equipment & Services – 0.2%

1,455	Kinder Morgan, Inc., Term Loan	6.639%	5/30/14	Ba2	1,429,182
1,995	Petroleum Geo-Services, Term Loan	6.950%	7/01/12	Ba2	1,955,516

3,450	Total Energy Equipment & Services				3,384,698

	Health Care Equipment & Supplies – 0.3%

4,000	Biomet Term Loan, WI/DD	TBD	TBD	BB-	3,959,286

	Health Care Providers & Services – 1.6%

371	Community Health Systems, Inc., Delayed Draw, Term Loan, (9) (10)	0.500%	7/25/14	BB	(5,870)
5,629	Community Health Systems, Inc., Term Loan	7.756%	7/25/14	BB	5,539,765
500	Concentra, Inc., Term Loan	7.448%	6/25/14	B+	485,000
5,960	HCA, Inc. Term Loan	7.448%	11/18/13	BB	5,855,688
995	Health Management Associates, Term Loan	6.947%	2/28/14	Ba2	948,048
477	IASIS Healthcare Corporation,	5.960%	3/14/14	Ba2	331,777
127	IASIS Healthcare Corporation	5.024%	3/14/14	Ba2	121,542
1,389	IASIS Healthcare LLC, Term Loan B	7.359%	3/14/14	Ba2	1,327,255
747	LifePoint Hospitals Holdings, Inc., Term Loan B	7.165%	4/18/12	BB	729,735
1,858	Select Medical Corporation, Term Loan	7.477%	2/24/12	Ba2	1,777,034
998	Select Medical Corporation, Term Loan	7.198%	2/24/12	Ba2	954,275
320	Sun Healthcare Group, Inc., Term Loan	5.047%	4/12/14	Ba2	193,863
1,808	Sun Healthcare Group, Inc., Term Loan	7.367%	4/19/14	Ba2	1,753,574
404	Sun Healthcare Group, Inc., Term Loan	7.229%	4/19/14	Ba2	392,056
995	Vanguard Health Holding Company, LLC, Replacement Term Loan	7.448%	9/23/11	Ba3	966,400

22,578	Total Health Care Providers & Services				21,370,142

	Hotels, Restaurants & Leisure – 0.6%

988	Cedar Fair LP, Term Loan	7.129%	8/30/12	BB	969,807
999	Intrawest Corporation, Term Loan	7.182%	4/24/08	N/R	988,877
669	Travelport, Term Loan	7.448%	8/23/13	BB-	653,615
134	Travelport, Term Loan	7.448%	8/23/13	BB-	131,148
1,167	Venetian Casino Resort, LLC, Delayed Draw, Term Loan, (9) (10)	0.750%	5/23/08	BB	(27,951)
4,821	Venetian Casino Resort, LLC, Term Loan, DD1	6.950%	5/23/14	BB	4,705,742

8,778	Total Hotels, Restaurants & Leisure				7,421,238

	Independent Power Producers & Energy Traders – 0.3%

800	NRG Energy Inc., Delayed Draw, Term Loan (9)(10)	0.500%	2/01/13	BB	(14,000)
2,603	NRG Energy Inc., Term Loan	6.948%	2/01/13	Ba1	2,560,284
1,084	NRG Energy Inc., Term Loan	6.848%	2/01/13	Ba1	1,065,571

4,487	Total Independent Power Producers & Energy Traders				3,611,855

	Insurance – 0.1%

1,998	Conseco, Inc., Term Loan	7.129%	10/10/13	Ba3	1,895,899

	Internet Software & Services – 0.1%

1,000	Sabre Group Holdings, Inc., Term Loan	7.358%	9/30/14	B+	952,875

	IT Services – 0.1%

2,000	First Data Term Loan, Tranche B, WI/DD	TBD	TBD	BB-	1,923,334

	Machinery – 0.1%

1,975	Oshkosh Truck Corporation, Term Loan	7.450%	12/06/13	BBB-	1,950,683

	Media – 2.5%

1,993	Blockbuster, Inc., Term Loan B	9.623%	8/20/11	B	1,985,849
1,995	Cequel Communications LLC., Term Loan B	7.373%	11/05/13	B+	2,883,997
1,075	Charter Communications Operating, LLC, Term Loan	7.360%	3/06/14	B+	1,040,447
3,000	Charter Communications Operating, LLC, Term Loan	7.130%	3/06/14	B+	2,903,573
1,500	Citadel Broadcasting Company, Term Loan	6.794%	6/12/14	BB-	1,436,720
3,990	Discovery Communications, Term Loan	7.198%	5/14/14	N/R	3,925,163
983	Idearc Inc., Term Loan, WI/DD	TBD	TBD	BBB-	969,015
2,975	Neilsen Finance LLC, Term Loan B	7.360%	8/09/13	Ba3	2,896,886
954	Philadelphia Newspapers, Term Loan	8.860%	6/29/13	N/R	901,280
995	Readers Digest Association, Term Loan, WI/DD	TBD	TBD	B+	946,914
2,433	Tribune Company, Term Loan	7.860%	6/04/09	BB	2,390,750
6,000	Tribune Company, Term Loan	8.360%	6/04/14	BB	5,475,831
423	Univision Communications, Delayed Draw, Term Loan, (9) (10)	1.000%	9/29/14	B+	(19,644)
6,577	Univision Communications, Term Loan	7.610%	9/29/14	Ba3	6,271,615

34,893	Total Media				34,008,396

	Paper & Forest Products – 0.3%

2,982	Georgia-Pacific Corporation, Term Loan	7.383%	12/21/12	BB+	2,927,016
1,439	Ply Gem Industries Inc., Term Loan	7.950%	8/15/11	BB-	1,356,458
54	Ply Gem Industries Inc., Term Loan	7.950%	8/15/11	BB-	50,687

4,475	Total Paper & Forest Products				4,334,161

	Real Estate Management & Development – 0.3%

1,000	LNR Property Corporation, Term Loan B	8.110%	7/12/11	BB	970,834
3,000	Realogy Corporation, Term Loan, WI/DD	TBD	TBD	BB	2,817,000

4,000	Total Real Estate Management & Development				3,787,834

	Road & Rail – 0.4%

5,419	Swift Transportation, Term Loan	8.375%	5/10/14	BB-	4,945,444

	Software – 0.3%

2,860	Dealer Computer Service, Term Loan	7.198%	10/26/12	BB	2,785,163
1,256	Intergraph Corporation, Term Loan	7.474%	5/29/13	B+	1,225,455

4,116	Total Software				4,010,618

	Specialty Retail – 0.7%

4,442	Burlington Coat Factory Warehouse Corporation, Term Loan	7.760%	5/28/11	B2	4,274,505
3,468	Michaels Stores Inc., Term Loan	7.638%	10/31/13	B	3,370,790
1,500	Toys “R” Us, Inc., Term Loan	8.665%	12/08/08	B3	1,489,531

9,410	Total Specialty Retail				9,134,826

	Wireless Telecommunication Services – 0.4%

4,000	Asurion Corporation, Term Loan	8.360%	7/03/14	N/R	3,893,334
997	Leap Wireless International Inc., Term Loan	7.448%	1/10/12	Ba2	987,084

4,997	Total Wireless Telecommunication Services				4,880,418

$146,295	Total Variable Rate Senior Loan Interests (cost $142,360,980)				139,535,612

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 10.1% (6.5% of Total Investments)

	Aerospace & Defense – 0.2%

$400	Alliant Techsystems, Inc., Convertible Bonds	2.750%	2/15/24	B+	$574,500
450	DRS Technologies, Inc., Convertible Bonds, 144A	2.000%	2/01/26	B+	486,000
800	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	930,000
750	Lockheed Martin Corporation	5.325%	8/15/33	A-	1,144,200

2,400	Total Aerospace & Defense				3,134,700

	Auto Components – 0.1%

300	Goodyear Tire & Rubber Company, Convertible Bonds	4.000%	6/15/34	B	767,250

	Biotechnology – 0.5%

3,900	Amgen Inc., 144A	0.125%	2/01/11	A+	3,641,625
950	Amgen Inc.	0.375%	2/01/13	A+	868,063
650	Cephalon, Inc., Series B	2.000%	6/01/15	B-	1,096,063
1,000	Genzyme Corporation	1.250%	12/01/23	BBB	1,062,500

6,500	Total Biotechnology				6,668,251

	Capital Markets – 0.0%

250	BlackRock Inc.	2.625%	2/15/35	A+	440,313

	Commercial Banks – 0.2%

2,750	U.S. Bancorp, Convertible Bonds	3.606%	8/06/37	AA	2,740,925

	Communications Equipment – 0.5%

750	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B	847,500
2,750	Ciena Corporation	3.750%	2/01/08	B	2,743,125
200	CommScope Inc.	1.000%	3/15/24	Ba3	465,750
960	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB+	782,428
750	Lucent Technologies Inc.	2.750%	6/15/23	Ba2	719,063
469	Nortel Networks Corp.	4.250%	9/01/08	B-	462,551
450	Nortel Networks Corporation, Convertible Bonds, 144A	1.750%	4/15/12	B-	378,000
500	Nortel Networks Corporation, Convertible Bonds, 144A	2.125%	4/15/14	B-	408,750

6,829	Total Communications Equipment				6,807,167

	Computers & Peripherals – 0.4%

1,250	EMC Corporation, Convertible Bonds 144A	1.750%	12/01/11	BBB+	1,778,125
1,000	EMC Corporation, Convertible Bonds 144A	1.750%	12/01/13	BBB+	1,433,750
350	Maxtor Corporation, Convertible Bonds	2.375%	8/15/12	BB+	550,813
1,250	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	BB-	1,193,750

3,850	Total Computers & Peripherals				4,956,438

	Construction & Engineering – 0.1%

250	Fluor Corporation, Convertible Bonds	1.500%	2/15/24	A3	644,688
350	Quanta Services, Inc., Convertible Bonds	4.500%	10/01/23	B+	847,000

600	Total Construction & Engineering				1,491,688

	Consumer Finance – 0.0%

250	Americredit Corp.	1.750%	11/15/23	B+	267,813

	Containers & Packaging – 0.0%

550	Sealed Air Corporation, 144A	3.000%	6/30/33	BBB	528,000

	Diversified Financial Services – 0.0%

250	Leucadia National Corporation, Convertible Bonds	3.750%	4/15/14	BB-	553,438

	Diversified Telecommunication Services – 0.1%

1,000	Qwest Communications International Inc., Convertible Bond	3.500%	11/15/25	Ba3	1,660,000

	Electric Utilities – 0.1%

500	Centerpoint Energy Inc., Convertible Bond	3.750%	5/15/23	BBB-	724,375
500	Covanta Holding Corporation, Convertible Bonds	1.000%	2/01/27	B1	511,250

1,000	Total Electric Utilities				1,235,625

	Electrical Equipment – 0.0%

250	General Cable Corporation, Convertible Bonds	0.875%	11/15/13	B+	365,313

	Electronic Equipment & Instruments – 0.2%

500	Anixter Internatinal Inc., Convertible Bond	0.000%	7/07/33	BB-	624,375
700	Roper Industries Inc.	1.481%	1/15/34	BB+	579,250
500	Solectron Corporation, Series B	0.500%	2/15/34	BB-	492,500
500	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	490,625
500	Vishay Intertechnology Inc.	3.625%	8/01/23	B+	500,625

2,700	Total Electronic Equipment & Instruments				2,687,375

	Energy Equipment & Services – 1.2%

750	Halliburton Company, Convertible Bond	3.125%	7/15/23	A	1,546,875
4,125	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	A-	3,975,469
850	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	A-	819,188
4,850	Nabors Industries Inc.	0.000%	6/15/23	NA	5,068,250
750	Schlumberger Limited, Convertible Bonds	1.500%	6/01/23	A+	2,177,813
550	Schlumberger Limited	2.125%	6/01/23	A+	1,444,438
600	Transocean Inc.	1.500%	5/15/21	BBB+	946,500

12,475	Total Energy Equipment & Services				15,978,533

	Food Products – 0.1%

900	Archer Daniels Midland Company, Convertible Bonds, 144A	0.875%	2/15/14	A	865,125
1,000	General Mills, Inc., Convertible Bonds (12)	5.733%	4/11/37	BBB+	1,006,926

1,900	Total Food Products				1,872,051

	Health Care Equipment & Supplies – 0.4%

550	Beckman Coulter Inc., Convertible Bonds, 144A	2.500%	12/15/36	BBB	644,188
2,350	Medtronic, Inc., Convertible Bond	1.500%	4/15/11	AA-	2,611,438
800	Medtronic, Inc., Convertible Bond	1.625%	4/15/13	AA-	905,000
250	Medtronic, Inc.	1.500%	4/15/11	AA-	277,813
725	Saint Jude Medical, Inc., Convertible Bonds	1.220%	12/15/08	BBB+	740,406

4,675	Total Health Care Equipment & Supplies				5,178,845

	Health Care Providers & Services – 0.7%

450	AmeriGroup Corporation, Convertible Bond	2.000%	5/15/12	BB	463,500
900	Health Management Associates Inc.	1.500%	8/01/23	Baa3	885,375
250	Laboratory Corporation of America Holdings	0.000%	9/11/21	BBB-	263,750
950	Lifepoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	850,250
250	Manor Care Inc., Convertible Bond	2.000%	6/01/36	BBB	329,063
600	Manor Care, Inc.	2.125%	8/01/35	BBB-	879,750
6,090	Omnicare, Inc.	3.250%	12/15/35	BB-	4,955,738
225	Saint Jude Medical, Inc., Convertible Bonds	1.220%	12/15/08	BBB+	229,781

9,715	Total Health Care Providers & Services				8,857,207

	Hotels, Restaurants & Leisure – 0.5%

2,750	Caesars Entertainment Inc.	5.360%	4/15/24	Baa3	3,718,000
750	Carnival Corporation	2.000%	4/15/21	A-	945,938
500	Hilton Hotels Corporation	3.375%	4/15/23	BB+	1,036,250
1,150	International Game Technology	2.600%	12/15/36	BBB	1,147,125

5,150	Total Hotels, Restaurants & Leisure				6,847,313

	Industrial Conglomerates – 0.1%

1,000	3M Company	0.000%	11/21/32	Aa1	930,000

	Insurance – 0.4%

250	American Equity Investment Life Holding Company	5.250%	12/06/24	BB+	264,063
750	American Financial Group Inc.	1.486%	6/02/33	BBB	379,688
500	Aon Corporation, Convertible Bonds	3.500%	11/15/12	BBB+	1,045,000
2,750	Prudential Financial, Inc., Convertible Bonds	3.325%	12/12/36	A+	2,829,283

4,250	Total Insurance				4,518,034

	Internet & Catalog Retail – 0.1%

500	Amazon.com Inc., Convertible Bonds	4.750%	2/01/09	Ba3	618,125
250	Priceline.com, Inc., Convertible Bonds	0.500%	9/30/11	B+	558,125
250	Priceline.com, Inc., Convertible Bonds	0.750%	9/30/13	B+	555,313

1,000	Total Internet & Catalog Retail				1,731,563

	Internet Software & Services – 0.0%

500	Yahoo! Inc., Convertible Bond	0.000%	4/01/08	BBB-	662,500

	IT Services – 0.1%

1,000	Electronic Data Systems Corporation, Convertible Bonds	3.875%	7/15/23	BBB-	1,007,500

	Leisure Equipment & Products – 0.1%

500	Eastman Kodak Company	3.375%	10/15/33	B	533,125
300	Hasbro Inc.	2.750%	12/01/21	BBB	397,875

800	Total Leisure Equipment & Products				931,000

	Life Sciences Tools & Services – 0.1%

350	Apogent Technologies, Inc., Convertible Bonds	4.396%	12/15/33	BBB+	708,995
500	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB-	642,500
250	Fisher Scientific International, Inc., Convertible Bonds	2.500%	10/01/23	BBB+	621,250

1,100	Total Life Sciences Tools & Services				1,972,745

	Machinery – 0.2%

1,000	Danaher Corporation, Convertible Bonds	0.000%	1/22/21	A+	1,208,750
250	Kaydon Corporation, Convertible Bonds	4.000%	5/23/23	BB-	449,063
500	Trinity Industries Inc., Convertible Bonds	3.875%	6/01/36	BB-	520,625

1,750	Total Machinery				2,178,438

	Media – 0.7%

200	ELF Special Financing Limited, Convertible Bonds, 144A	6.082%	6/15/09	Ba3	221,020
600	ELF Special Financing Limited, Convertible Bonds, 144A	6.044%	6/15/09	Ba3	650,820
400	Getty Images, Inc., Convertible Bonds	0.500%	6/09/23	Ba2	385,500
500	Interpublic Group Companies Inc.	4.500%	3/15/23	Ba3	540,625
500	Interpublic Group, Inc., Convertible Bonds	4.250%	3/15/23	Ba3	554,375
300	Lamar Advertising Company, Convertible	2.875%	12/31/10	B1	345,375
1,100	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB+	715,000
1,500	Liberty Media Corporation	0.750%	3/30/23	BB+	1,663,125
750	Omnicom Group Inc.	0.000%	7/01/38	A-	808,125
1,250	Omnicom Group, Inc.	0.000%	2/07/31	A-	1,292,188
500	Sinclair Broadcast Group, Inc., Convertible Bonds	3.000%	5/15/27	B	471,250
1,500	Walt Disney Company, Convertible Senior Notes	2.125%	4/15/23	A2	1,835,625

9,100	Total Media				9,483,028

	Metals & Mining – 0.2%

1,511	Coeur d’Alene Mines Corporation, Convertible Bond	1.250%	1/15/24	B-	1,359,900
650	Newmont Mining Corporation	1.625%	7/15/17	BBB+	741,813

2,161	Total Metals & Mining				2,101,713

	Multiline Retail – 0.0%

250	Saks, Inc., Convertible Bonds	2.000%	3/15/24	B+	375,938

	Oil, Gas & Consumable Fuels – 0.7%

1,000	Chesapeake Energy Corporation, 144A	2.750%	11/15/35	BB	1,102,500
1,750	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	1,795,938
250	Devon Energy Corporation	4.900%	8/15/08	Baa1	437,813
5,550	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	5,855,250

8,550	Total Oil, Gas & Consumable Fuels				9,191,501

	Pharmaceuticals – 0.4%

500	Allergan Inc., Convertible Bond	1.500%	4/01/26	A	580,625
750	Bristol-Myers Squibb Company, Convertible Bond	5.194%	9/15/23	A+	756,600
650	Teva Pharmaceutical Finance, Series A	0.500%	2/01/24	BBB	788,938
800	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	BBB	1,041,000
750	Watson Pharmaceuticals Inc., Convertible Bond	1.750%	3/15/23	BB+	732,188
1,500	Wyeth, Convertible Bond	4.888%	1/15/24	A+	1,588,155

4,950	Total Pharmaceuticals				5,487,506

	Real Estate – 0.7%

550	Archstone-Smith Trust, Corporate Bond Convertible	4.000%	7/15/36	BBB+	576,125
1,250	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	BBB+	1,193,750
450	Brandywine Operating Partnership, Convertible Bonds	3.875%	10/15/26	BBB-	418,500
550	BRE Properties Inc., Convertible Bond	4.125%	8/15/26	BBB	559,625
750	Developers Diversified Realty Corporation, Convertible Bonds	3.000%	3/15/12	BBB	705,938
500	Duke Realty Corporation, Series D	3.750%	12/01/11	BBB+	474,375
250	Health Care REIT, Inc., Convertible Bonds	4.750%	12/01/26	Baa2	260,000
800	Hospitality Properties Trust, Convertible Bonds	3.800%	3/15/27	BBB	770,000
500	Host Hotels & Resorts Inc, Convertible Bonds, 144A	2.625%	4/15/27	BB	453,125
400	Host Marriot LP, Convertible Bonds, 144A	3.250%	4/15/24	Ba1	559,500
1,000	Prologis, Convertible Bonds, 144A	2.250%	4/01/37	BBB+	1,023,750
650	Vornado Realty Trust, Convertible Bonds	2.850%	4/01/27	BBB	611,813
700	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	905,625
650	Weingarten Realty Investment Trust, Convertible Bonds	3.950%	8/01/26	A-	663,813

9,000	Total Real Estate				9,175,939

	Real Estate Management & Development – 0.0%

400	Forest City Enterprises, Inc., Convertible Bonds	3.625%	10/15/11	BB-	411,040

	Road & Rail – 0.0%

250	CSX Corporation	0.000%	10/30/21	BBB-	380,000

	Semiconductors & Equipment – 0.5%

500	Advanced Micro Devices Inc., Convertible Bond	5.750%	8/15/12	B	516,250
1,000	Advanced Micro Devices, Inc., Convertible Bonds	6.000%	5/01/15	B	903,750
1,750	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	1,820,000
1,250	Micron Technology, Inc.	1.875%	6/01/14	BB-	1,223,438
250	ON Semiconductor Corporation, Convertible Bonds	0.000%	4/15/24	B	342,188
500	ON Semiconductor Corporation	2.625%	12/15/26	B	693,750
750	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	735,000

6,000	Total Semiconductors & Equipment				6,234,376

	Software – 0.1%

250	Amdocs Limited	0.500%	3/15/24	BBB-	264,375
250	Computer Associates International Inc., Convertible Bond, Series 144A	1.625%	12/15/09	Ba1	336,563
500	Red Hat Inc., Convertible Bond	0.500%	1/15/24	B+	505,625

1,000	Total Software				1,106,563

	Specialty Retail – 0.1%

750	TJX Companies, Inc.	0.000%	2/13/21	A-	735,938
500	United Auto Group, Inc., Convertible Bonds	3.500%	4/01/26	B	528,750

1,250	Total Specialty Retail				1,264,688

	Textiles, Apparel & Luxury Goods – 0.0%

250	Iconix Brand Group, Inc.	1.875%	6/30/12	B-	270,313

	Thrifts & Mortgage Finance – 0.2%

2,500	Countrywide Financial Corporation, Convertible Bonds, 144A	1.860%	4/15/37	A	2,294,000

	Wireless Telecommunication Services – 0.1%

400	American Tower Corporation	3.000%	8/15/12	BB+	868,000
1,150	Liberty Media Corporation Convertible Bonds	3.750%	2/15/30	BB+	672,750

1,550	Total Wireless Telecommunication Services				1,540,750

$122,005	Total Convertible Bonds (cost $131,777,954)				136,287,380

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 9.4% (6.0% of Total Investments)

	Aerospace & Defense – 0.1%

$1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	$992,500

	Auto Components – 0.0%

500	Keystone Automotive Operations Inc.	9.750%	11/01/13	CCC+	410,000

	Chemicals – 0.2%

1,000	Nell AF Sarl	8.375%	8/15/15	B	917,500
1,500	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B-	1,503,750

2,500	Total Chemicals				2,421,250

	Commercial Services & Supplies – 0.0%

600	Williams Scotsman Inc.	8.500%	10/01/15	B+	663,000

	Containers & Packaging – 0.3%

2,000	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	B	2,080,000
2,000	Owens-Illinois Inc.	7.800%	5/15/18	B	1,980,000

4,000	Total Containers & Packaging				4,060,000

	Diversified Telecommunication Services – 0.2%

2,000	Intelsat Subsidiary Holding Company Limited	8.500%	1/15/13	B	2,040,000

	Electric Utilities – 0.1%

500	Mirant North America LLC	7.375%	12/31/13	B2	510,000
1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	B1	988,750

1,500	Total Electric Utilities				1,498,750

	Energy Equipment & Services – 0.1%

1,500	Pride International Inc.	7.375%	7/15/14	Ba2	1,545,000

	Food & Staples Retailing – 0.2%

2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	2,047,500

	Food Products – 0.2%

2,243	Dole Foods Company	7.875%	7/15/13	B-	2,198,140

	Health Care Providers & Services – 0.5%

2,000	Community Health Systems, Inc.	8.875%	7/15/15	B-	2,065,000
700	HCA Inc.	9.125%	11/15/14	BB-	740,250
700	HCA Inc.	9.250%	11/15/16	BB-	745,500
2,500	U.S. Oncology Inc.	10.750%	8/15/14	B3	2,593,750

5,900	Total Health Care Providers & Services				6,144,500

	Hotels, Restaurants & Leisure – 1.5%

2,000	Boyd Gaming Corporation	7.750%	12/15/12	Ba3	2,065,000
1,500	Herbst Gaming Inc.	7.000%	11/15/14	B-	1,237,500
1,400	Jacobs Entertainment Inc.	9.750%	6/15/14	B-	1,400,000
2,000	Landry’s Restaurants Inc., Series B	7.500%	12/15/14	B3	2,000,000
1,600	Park Place Entertainment	8.125%	5/15/11	Ba1	1,640,000
2,500	Park Place Entertainment	7.000%	4/15/13	Baa3	2,609,235
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	B-	2,035,000
750	Pinnacle Entertainment Inc.	8.750%	10/01/13	B-	776,250
1,750	Seminole Hard Rock Entertainment, Inc.	8.220%	3/15/14	BB	1,717,188
4,000	Universal City Development Partners	11.750%	4/01/10	B1	4,190,000

19,500	Total Hotels, Restaurants & Leisure				19,670,173

	Household Products – 0.1%

1,650	Central Garden & Pet Company	9.125%	2/01/13	B	1,555,125

	Independent Power Producers & Energy Traders – 0.1%

400	NRG Energy Inc.	7.250%	2/01/14	B1	402,000
400	NRG Energy Inc.	7.375%	2/01/16	B1	402,000

800	Total Independent Power Producers & Energy Traders				804,000

	Insurance –0.7%
9,900	Progressive Corporation	6.700%		A2	9,621,652

	IT Services – 0.5%

1,625	Global Cash Access LLC	8.750%	3/15/12	B-	1,690,000
4,750	Sungard Data Systems Inc.	9.125%	8/15/13	B-	4,963,750

6,375	Total IT Services				6,653,750

	Machinery – 0.1%

2,000	Greenbrier Companies, Inc.	8.375%	5/15/15	B+	2,005,000

	Media – 1.8%

4,000	Allbritton Communications Company, Series B	7.750%	12/15/12	B1	4,060,000
1,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	B+	1,020,000
5,000	Cablevision Systems Corporation	7.250%	7/15/08	B+	5,025,000
2,000	Charter Communications Operating LLC, 144A	8.000%	4/30/12	B+	2,000,000
1,975	Medianews Group Inc.	6.375%	4/01/14	B	1,471,375
1,950	Panamsat Corporation	9.000%	8/15/14	B2	2,018,250
4,550	Vertis Inc.	9.750%	4/01/09	B1	4,641,000
4,000	Young Broadcasting Inc., Senior Subordinated Note	10.000%	3/01/11	Caa1	3,710,000

24,475	Total Media				23,945,625

	Multi-Utilities – 0.2%

1,400	Bon-Ton Department Stores Inc.	10.250%	3/15/14	B-	1,316,000
1,600	Dynegy Holdings Inc.	8.375%	5/01/16	B2	1,616,000

3,000	Total Multi-Utilities				2,932,000

	Oil, Gas & Consumable Fuels – 0.7%

2,400	Baytex Energy Ltd	9.625%	7/15/10	B-	2,484,000
400	Chaparral Energy Inc.	8.500%	12/01/15	CCC+	377,000
2,345	Chesapeake Energy Corporation	7.750%	1/15/15	BB	2,424,144
1,000	Hilcorp Energy I LP/Hilcorp Finance Company, Series 144A	7.750%	11/01/15	B	982,500
2,000	SemGroup LP, 144A	8.750%	11/15/15	B1	1,965,000
1,000	Whiting Petroleum Corporation	7.000%	2/01/14	B1	965,000

9,145	Total Oil, Gas & Consumable Fuels				9,197,644

	Paper & Forest Products – 0.5%

5,000	Georgia-Pacific Corporation	8.125%	5/15/11	B	5,100,000
2,000	Georgia-Pacific Corporation	7.700%	6/15/15	B	2,000,000

7,000	Total Paper & Forest Products				7,100,000

	Personal Products – 0.1%

1,500	Prestige Brands Inc.	9.250%	4/15/12	B-	1,522,500

	Real Estate – 0.3%

3,000	Felcor Lodging Trust Inc., 144A	0.000%	12/01/11	Ba3	2,992,500
1,000	Trustreet Properties, Inc.	7.500%	4/01/15	AAA	1,072,585
500	Ventas Realty LP, Series WI	7.125%	6/01/15	BB+	512,500

4,500	Total Real Estate				4,577,585

	Semiconductors & Equipment – 0.3%

1,600	Avago Technologies Finance Pte Limited	10.375%	12/01/13	B	1,728,000
2,000	NXP BV	8.110%	10/15/13	BB	1,865,000

3,600	Total Semiconductors & Equipment				3,593,000

	Software – 0.1%

2,000	Telcorida Technologies, Inc.	9.396%	7/15/12	B	1,875,000

	Specialty Retail – 0.2%

3,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	BB-	3,157,500

	Textiles, Apparel & Luxury Goods – 0.2%

3,000	Jostens IH Corporation	7.625%	10/01/12	B1	3,067,500

	Wireless Telecommunication Services – 0.1%

1,500	IPCS, Inc.	7.485%	5/01/13	B1	1,462,500

$126,688	Total Corporate Bonds (cost $128,882,721)				126,761,194

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Preferred Securities – 27.6% (17.8% of Total Investments)

	Capital Markets – 3.8%

1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	$1,234,545
26,000	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	25,614,862
10,700	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A1	11,637,427
1,600	Kleinwort Benson Group PLC	5.848%	12/31/99	NA	1,367,512
1,600	MUFG Capital Finance 2	4.850%	7/25/56	BBB+	2,020,559
8,000	UBS Preferred Funding Trust I	8.622%	10/29/49	Aa2	8,694,248

	Total Capital Markets				50,569,153

	Commercial Banks – 16.3%

3,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	2,974,068
9,500	Abbey National Capital Trust I	8.963%	6/30/50	A+	11,626,376
2,155	AgFirst Farm Credit Bank	8.393%	12/15/16	A-	2,326,760
6,500	AgFirst Farm Credit Bank	7.300%	12/15/53	A-	6,408,721
3,000	Bank One Capital III	8.750%	9/01/30	Aa3	3,589,551
2,000	BanPonce Trust I, Series A	8.327%	2/01/27	A3	2,083,260
13,030	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	14,100,206
1,500	Barclays Bank PLC	7.434%	12/15/57	Aa3	1,596,887
2,200	BBVA International Perferred SA, Unipersonal	5.919%	10/18/49	A1	1,972,157
700	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	625,976
8,000	CBG Florida REIT Corporation	7.114%	11/15/49	Baa3	7,732,528
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	3,139,713
1,500	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	Aa3	1,610,763
1,400	Den Norske Bank, 144A	7.729%	6/29/49	Aa3	1,482,011
6,200	First Empire Capital Trust I	8.234%	2/01/27	A3	6,466,495
2,000	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	2,072,920
1,800	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	1,719,158
16,200	HBOS PLC, Series 144A	6.413%	4/01/49	A1	14,384,336
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	2,633,273
5,750	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	7,719,617
11,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	12,060,939
6,800	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	6,783,245
11,500	Mizuho Financial Group	8.375%	4/27/49	Aa3	11,981,689
5,000	NB Capital Trust IV	8.250%	4/15/27	Aa3	5,203,700
8,000	North Fork Capital Trust II	8.000%	12/15/27	Baa1	8,345,056
3,000	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	2,794,806
600	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	632,938
2,000	Royal Bank of Scotland Group PLC, Series U, WI/DD	0.000%	3/31/49	A1	2,090,000
2,500	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	2,226,563
8,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A2	7,774,288
4,000	Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	3,808,664
9,450	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	10,208,259
4,000	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A1	4,374,452
800	Union Bank of Norway	7.068%	11/19/49	A2	1,210,814
–	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	32,840,625
14,200	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	Baa1	12,635,870

	Total Commercial Banks				221,236,684

	Diversified Financial Services – 1.2%

3,100	Fulton Capital Trust I	6.290%	2/01/36	A3	2,923,198
10,400	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	10,254,847
2,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	2,848,720

	Total Diversified Financial Services				16,026,765

	Diversified Telecommunication Services – 0.8%

10	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	11,083,386

	Insurance – 4.6%

2,300	American General Capital II	8.500%	7/01/30	Aa3	2,837,970
2,300	American International Group, Inc.	6.250%	3/15/37	Aa3	2,172,375
13,000	AXA SA, 144A	6.463%	12/14/49	BBB+	12,031,630
2,000	Liberty Mutual Group	7.800%	3/15/37	Baa3	1,951,914
5,700	MetLife Inc.	6.400%	12/15/66	BBB+	5,437,196
1,150	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	1,276,040
6,600	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	6,383,936
5,500	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	5,622,117
1,100	Prudential PLC	6.500%	6/29/49	A	1,037,643
9,900	QBE Capital Funding Trust II, 144A	0.000%	6/01/49	BBB	9,724,552
14,600	XL Capital, Limited	6.500%	10/15/57	BBB	13,660,359

	Total Insurance				62,135,732

	Oil, Gas & Consumable Fuels – 0.4%

6,110	KN Capital Trust III	7.630%	4/15/28	B1	5,499,287

	Road & Rail – 0.4%

6,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	5,788,429

	Thrifts & Mortgage Finance – 0.1%

1,500	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	Baa1	1,294,844

	Total Capital Preferred Securities (cost $389,472,627)				373,634,280

Shares	Description (1)				Value

	Investment Companies – 2.4% (1.5% of Total Investments)

65,094	Blackrock Preferred and Corporate Income Strategies Fund				$1,172,994
441,510	Blackrock Preferred Income Strategies Fund				7,792,652
57,893	Blackrock Preferred Opportunity Trust				1,196,648
542,663	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				9,887,320
110,426	Flaherty and Crumrine/Claymore Total Return Fund Inc.				2,053,924
388,926	John Hancock Preferred Income Fund III				7,840,748
52,411	John Hancock Preferred Income Fund II				1,154,614
50,586	John Hancock Preferred Income Fund				1,119,468

	Total Investment Companies (cost $35,406,896)				32,218,368

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 7.8% (5.0% of Total Investments)

	U.S. Government and Agency Obligations – 0.6%

$8,000	United States of America Treasury Bills	4.860%	1/10/08		$7,891,257

	Repurchase Agreements – 7.2%
55,262	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $55,279,415, collateralized by: $42,990,000 U.S. Treasury Bonds, 7.250%, due 8/15/22, value $54,221,138, $2,025,000 U.S. Treasury Bonds, 5.250%, due 2/15/29, value $2,146,500	3.750%	10/01/07		55,262,146
42,579	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $42,592,289 collateralized by $43,925,000 U.S. Treasury Bonds, 4.000%, due 2/15/14, value $43,430,844	3.750%	10/01/07		42,578,983

97,841	Total Repurchase Agreements				97,841,129

$105,841	Total Short-Term Investments (cost $105,732,386)				105,732,386

	Total Investments (cost $2,129,340,802) – 155.0				2,100,240,216

Shares	Description				Value

	Common Stocks Sold Short – (0.6)%

	Health Care Equipment & Supplies – (0.1)%

(8,000)	Alcon Inc.				$(1,151,360)

	Internet Software & Services – (0.1)%

(23,200)	Bankrate Inc., (2)				(1,069,984)

	Multiline Retail – (0.0)%

(11,200)	Kohl’s Corporation, (2)				(642,096)

	Pharmaceuticals – (0.2)%

(19,800)	Allergan, Inc.				(1,276,506)
(32,100)	Merck & Co. Inc.				(1,659,249)

	Total Pharmaceuticals				(2,935,755)

	Specialty Retail – (0.1)%

(8,600)	AutoZone, Inc., (2)				(998,804)

	Textiles, Apparel & Luxury Goods – (0.1)%

(22,900)	Coach, Inc., (2)				(1,082,483)

	Thrifts & Mortgage Finance – (0.0)%

(200)	FirstFed Financial Corporation, (2)				(9,910)

	Total Common Stocks Sold Short (proceeds $8,171,712)				(7,890,392)

		Notional	Expiration	Strike
Contracts	Type	Amount (6)	Date	Price	Value

	Call Options Written – (0.6)% (7)

777	AGCO Corporation	$3,108,000	1/19/08	$40.0	$(936,285)
2,100	Allied Waste Industries	2,625,000	1/19/08	12.5	(231,000)
1,175	Allied Waste Industries	1,468,750	1/19/08	12.5	(129,250)
330	Ameren Corporation	1,650,000	12/22/07	50.0	(118,800)
330	Amgen, Inc.	1,897,500	1/19/08	57.5	(102,300)
249	Amgen, Inc.	1,245,000	4/19/08	50.0	(234,683)
990	Anglogold Limited	4,455,000	1/19/08	45.0	(509,850)
1,530	Apex Silver Mines Limited	3,060,000	1/19/08	20.0	(283,050)
450	Arch Coal Inc.	1,350,000	1/19/08	30.0	(238,500)
415	Astrazenica PLC	2,075,000	1/19/08	50.0	(125,538)
315	Astrazenica PLC	1,732,500	1/19/08	55.0	(31,500)
1,060	Barrick Gold Corporation	3,445,000	1/19/08	32.5	(922,200)
910	BP Amoco, PLC	6,825,000	1/19/08	75.0	(120,575)
1,060	Chunghwa Telecom Company Limited (12)	1,855,000	3/22/08	17.5	(201,815)
1,780	Crystallex International Corporation	890,000	10/20/07	5.0	(8,900)
360	EBay, Inc.	1,170,000	1/19/08	32.5	(273,600)
1,050	Gold Fields Limited	1,837,500	1/19/08	17.5	(207,375)
510	KT Corporation	1,275,000	1/19/08	25.0	(75,225)
770	Matsushita Electric Industrial Company, Limited	1,347,500	12/22/07	17.5	(128,975)
1,830	Newmont Mining Corporation	8,235,000	1/19/08	45.0	(585,600)
525	Nexen Inc.	1,575,000	12/22/07	30.0	(127,313)
2,900	Nipon Telegraph & Telephone Corporation	6,525,000	12/22/07	22.5	(456,750)
795	Peabody Energy Corporation	3,577,500	1/19/08	45.0	(477,000)
550	Progress Energy, Inc.	2,475,000	1/19/08	45.0	(171,875)
1,380	Puget Energy, Inc.	3,450,000	1/19/08	25.0	(110,400)
820	Royal Dutch Shell PLC	6,560,000	1/19/08	80.0	(438,700)
400	Sanofi Aventis	1,700,000	12/22/07	42.5	(75,000)
540	Scholastic Corporation	1,620,000	3/22/08	30.0	(337,500)
1,470	Smithfield Foods Inc.	4,410,000	1/19/08	30.0	(499,800)
450	Tech Data Corporation	1,800,000	1/17/09	40.0	(265,500)
1,660	Tyson Foods Inc.	3,735,000	1/19/08	22.5	(24,900)

29,481	Total Call Options Written (premiums received $6,918,435)	88,974,250			(8,449,759)

	Other Assets Less Liabilities – (1.6)%				(20,869,479)

	Preferred Shares, at Liquidation Value – (52.2)%				(708,000,000)

	Net Assets Applicable to Common Shares – 100%				$1,355,030,586

Interest Rate Swaps outstanding at September 30, 2007:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

JPMorgan	$71,000,000	Receive	1-Month USD-LIBOR	2.994%	Monthly	1/22/08	$519,857
Morgan Stanley	71,000,000	Receive	1-Month USD-LIBOR	3.406	Monthly	1/22/09	1,200,483

							$1,720,340

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(7)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

(8)	Investment is eligible for the Dividends Received Deduction.

(9)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at September 30, 2007.

(10)	Negative value represents unrealized depreciation on Senior Loan commitment at September 30, 2007.

(11)	At or subsequent to September 30, 2007, this issue was under the protection of the Federal Bankruptcy Court.

(12)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

CORTS	Corporate Backed Trust Securities.

DD1	Portion of investment purchased on a delayed delivery basis.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Income Tax Information
The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, recognition of income on REIT investments, timing differences in the recogniction of income and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $2,148,383,390.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$61,194,992
Depreciation	(109,338,166)

Net unrealized appreciation (depreciation) of investments	$(48,143,174)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Multi-Strategy Income & Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.